Unaudited Condensed Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share capital	Share Premium	Equity Settled Employee Benefit Reserve	Translation Reserve	Accumulated Deficit	Total
Balance at beginning of period at Dec. 31, 2023	€ 3,370	€ 412,894	€ 25,159	€ 817	€ (400,850)	€ 41,390
Balance at beginning of period (in shares) at Dec. 31, 2023	84,248,384
Result for the period					(18,458)	(18,458)
Other comprehensive income				(101)		(101)
Recognition of share-based payments			1,976			1,976
Treasury shares transferred (in shares)	(329,675)
Share options lapsed			(994)		994
Shares options exercised / RSUs vested		175	(291)		291	175
Share options exercised / RSUs vested (in shares)	328,597
Balance at end of period at Sep. 30, 2024	€ 3,370	413,069	25,850	716	(418,023)	24,982
Balance at end of period (in shares) at Sep. 30, 2024	84,247,306
Balance at beginning of period at Dec. 31, 2024	€ 4,308	483,812	26,248	1,350	(427,158)	88,560
Balance at beginning of period (in shares) at Dec. 31, 2024	107,710,916
Result for the period					(33,264)	(33,264)
Other comprehensive income				(1,076)		(1,076)
Recognition of share-based payments			2,784			2,784
Treasury shares transferred (in shares)	(132,665)
Share options lapsed			(1,532)		1,532
Shares options exercised / RSUs vested		67	(184)		184	67
Share options exercised / RSUs vested (in shares)	132,665
Balance at end of period at Sep. 30, 2025	€ 4,308	€ 483,879	€ 27,316	€ 274	€ (458,706)	€ 57,071
Balance at end of period (in shares) at Sep. 30, 2025	107,710,916